REVENUE - Analysis of Timing of Transfer of Goods or Services (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	$ 272,330	$ 160,205	$ 722,523	$ 440,719
Revenue at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	261,849	143,140	687,307	395,704
Revenue over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	$ 10,481	$ 17,065	$ 35,216	$ 45,015